Cover	Mar. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 23, 2026
Entity File Number	001-35159
Entity Registrant Name	THERMON GROUP HOLDINGS, INC.
Entity Central Index Key	0001489096
Entity Tax Identification Number	27-2228185
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7171 Southwest Parkway
Entity Address, Address Line Two	Building 300
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78735
City Area Code	512
Local Phone Number	690-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	THR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false